Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property Plant And Equipment Tables
Property, Plant and Equipment

The Company's property, plant and equipment were as follows:

	September 30,	December 31,
	2015	2014
	(unaudited)
Machinery and equipment	$6,864,025	$6,802,971
Leasehold improvements	449,271	449,271
Accumulated depreciation	(1,252,319)	(803,725)
	6,060,977	6,448,517
Construction in process	1,523,025	1,440,690
Total property, plant and equipment, net	$7,584,002	$7,889,207

As of December 31, 2014 and 2013, the property, plant and equipment, net of accumulated depreciation, is $7,889,207 and $5,515,183, respectively.

December 31,	2014	2013
Machinery and equipment	$6,802,971	$3,719,344
Leasehold improvements	449,271	7,641
Accumulated depreciation	(803,725)	(328,803)
	6,448,517	3,398,182
Construction in process	1,440,690	2,117,001
Total property, plant and equipment	$7,889,207	$5,515,183